Janus Henderson Low Duration Multi-Sector Income Fund (Formerly Janus Henderson Absolute Return Income Opportunities Fund)
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 35.2%
AB Bsl CLO 1 Ltd 2025-7A A1, CME Term SOFR 3 Month + 1.2300%, 4.9000%, 1/17/39ž,‡	$250,000		$249,827
Allegany Park CLO Ltd 2019-1A ARR, CME Term SOFR 3 Month + 1.1000%, 4.7676%, 1/22/35ž,‡	484,000		483,302
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	103,517		104,869
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32ž	127,559		128,253
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 5.1619%, 12/26/31ž,‡	197,724		198,333
BFLD Trust 2025-5MW D, 6.3710%, 10/10/42ž,‡	150,000		152,016
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	457,000		454,295
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2625%, 8/15/41ž,‡	455,307		455,292
BX Commercial Mortgage Trust 2025-ARIA C, 5.5173%, 12/13/42ž,‡	250,000		248,963
BX Commercial Mortgage Trust 2025-ROIC D, CME Term SOFR 1 Month + 1.9926%, 5.6652%, 3/15/30ž,‡	488,008		484,542
BX Commercial Mortgage Trust 2026-CART D, CME Term SOFR 1 Month + 1.9000%, 5.5725%, 2/15/36ž,‡	100,000		99,936
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	100,000		99,891
BX Commercial Mortgage Trust 2026-CSMO D, CME Term SOFR 1 Month + 2.4500%, 6.1225%, 2/15/43ž,‡	100,000		99,898
BX Commercial Mortgage Trust 2026-XL6 D, CME Term SOFR 1 Month + 2.1000%, 5.7725%, 3/15/43ž,‡	200,000		199,000
Canyon Capital CLO Ltd 2019-2A BR2, CME Term SOFR 3 Month + 1.5000%, 5.1722%, 10/16/34ž,‡	500,000		499,281
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	250,000		249,969
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.2119%, 10/25/41ž,‡	70,289		70,395
Connecticut Avenue Securities Trust 2022-R03 1B2, US 30 Day Average SOFR + 9.8500%, 13.5119%, 3/25/42ž,‡	14,000		15,001
Connecticut Avenue Securities Trust 2022-R04 1B2, US 30 Day Average SOFR + 9.5000%, 13.1619%, 3/25/42ž,‡	10,000		10,737
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.5619%, 4/25/42ž,‡	4,907		4,913
Connecticut Avenue Securities Trust 2022-R07 1B2, US 30 Day Average SOFR + 12.0000%, 15.6619%, 6/25/42ž,‡	50,000		56,072
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/43ž,‡	59,741		59,874
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 2/25/44ž,‡	14,056		14,047
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 5.6119%, 3/25/44ž,‡	804,000		805,256
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 5/25/44ž,‡	203,137		202,883
Connecticut Avenue Securities Trust 2025-R01 1B1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 1/25/45ž,‡	172,795		172,448
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.1619%, 1/25/45ž,‡	500,000		497,813
Connecticut Avenue Securities Trust 2025-R02 1M2, US 30 Day Average SOFR + 1.6000%, 5.2619%, 2/27/45ž,‡	59,000		58,889
Connecticut Avenue Securities Trust 2025-R03 2M2, US 30 Day Average SOFR + 2.2500%, 5.9119%, 3/27/45ž,‡	57,000		57,480
Connecticut Avenue Securities Trust 2025-R04 1M2, US 30 Day Average SOFR + 1.5000%, 5.1619%, 5/25/45ž,‡	112,200		112,045
CPT Mortgage Trust 2019-CPT A, 2.8650%, 11/13/39ž	250,000		230,910
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.3791%, 5/11/45‡	284,783	AUD	197,238
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 6.1291%, 5/11/45‡	490,235	AUD	339,786
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	119,687		117,765
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	47,875		44,892
DBGS Mortgage Trust 2021-W52 C, CME Term SOFR 1 Month + 2.5640%, 6.2370%, 10/15/39ž,‡	100,000		98,395

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B2, US 30 Day Average SOFR + 7.8000%, 11.4619%, 11/25/41ž,‡	$50,000		$52,086
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 4.5119%, 11/25/41ž,‡	2,648		2,645
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1B, US 30 Day Average SOFR + 2.9000%, 6.5619%, 4/25/42ž,‡	114,360		116,345
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 5.8119%, 9/25/42ž,‡	16,224		16,272
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 4/27/43ž,‡	30,718		31,002
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 5/25/43ž,‡	50,592		50,836
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 6/25/43ž,‡	54,134		54,201
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.5119%, 11/25/43ž,‡	38,375		38,552
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.0119%, 2/25/44ž,‡	47,897		47,889
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.1119%, 10/25/44ž,‡	199,443		199,403
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 4.9119%, 3/25/44ž,‡	17,652		17,641
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 5.4619%, 8/25/44ž,‡	155,000		155,269
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M2, US 30 Day Average SOFR + 1.5000%, 5.1619%, 5/25/45ž,‡	175,912		176,077
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 2/27/45ž,‡	93,136		92,788
FREMF Mortgage Trust 2023-K511 C, 5.6344%, 11/25/28ž,‡	125,000		117,441
Great Wolf Trust 2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 6.5625%, 3/15/39ž,‡	250,000		249,733
Hertz Vehicle Financing LLC 2025-5A B, 4.8700%, 5/25/30ž	750,000		737,666
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	107,000		107,101
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	250,000		249,212
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 5.2500%, 5/25/32‡	191,748	AUD	132,540
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32ž	212,858		212,208
Madison Park Funding Ltd 2020-45A BRR, CME Term SOFR 3 Month + 1.6500%, 5.3222%, 7/17/34ž,‡	250,000		249,850
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 5.2025%, 9/17/30‡	270,328	AUD	187,067
MKT Mortgage Trust 2020-525M A, 2.6940%, 2/12/40ž	250,000		225,485
Neuberger Berman CLO Ltd 2021-44A BR, CME Term SOFR 3 Month + 1.5000%, 5.1711%, 10/16/35ž,‡	500,000		499,894
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.3500%, 6/14/32‡	176,224	AUD	122,017
Now Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 5.1000%, 2/14/34‡	310,960	AUD	214,526
NRTH PARK Mortgage Trust 2025-PARK B, CME Term SOFR 1 Month + 1.6429%, 5.3154%, 10/15/40ž,‡	500,000		498,755
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	750,000		750,534
Plenti PL-Green ABS Trust 2025-1 D, 30 Day Australian Bank Bill Rate + 1.8000%, 5.7291%, 11/11/36‡	500,000	AUD	344,159
Post CLO Ltd 2023-1A A1R, CME Term SOFR 3 Month + 1.3000%, 4.9676%, 10/20/38ž,‡	250,000		250,066
QTS Issuer ABS II 2026-1A B, 6.7290%, 1/5/56ž	133,365		132,636
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	263,000		256,944
RCKT Trust 2025-1A D, 5.4200%, 7/25/34ž	250,000		246,244
Regatta 35 Funding Ltd 2025-5A A1, CME Term SOFR 3 Month + 1.2900%, 4.9622%, 10/15/38ž,‡	250,000		250,029
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A2, 7.5000%, 2/25/30ž,Ç	100,000		99,530
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	106,000		105,348
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	266,625		267,616
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	226,137		221,493
SWCH Commercial Mortgage Trust 2025-DATA A, CME Term SOFR 1 Month + 1.4429%, 5.1154%, 3/17/42ž,‡	250,000		246,682
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	200,000		200,363
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	793,039		789,571
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,793		62,696
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	94,344		95,497

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
The Huntington National Bank 2024-2 C, US 30 Day Average SOFR + 2.6000%, 6.2729%, 10/20/32ž,‡	$300,084		$300,921
The Huntington National Bank 2025-1 C, US 30 Day Average SOFR + 2.2500%, 5.9229%, 3/21/33ž,‡	162,679		162,135
TVC Mortgage Trust 2026-RRTL1 A2, 5.3150%, 2/25/41ž,Ç	200,000		199,225
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 6.4060%, 5/17/34ž,‡	201,264	GBP	265,658
VB-S1 Issuer LLC 2025-1A B, 5.6020%, 8/16/55ž	250,000		248,739
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	250,250		244,431
Westgate Resorts 2026-1A C, 6.0800%, 10/20/39ž	250,000		250,259
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		405,128
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $18,545,480)			18,624,911
Bank Loans and Mezzanine Loans – 1.9%
Capital Goods – 0.5%
Chariot Buyer LLC, CME Term SOFR 1 Month + 2.7500%, 6.4177%, 9/8/32‡	30,637		30,320
White Cap Supply Holdings LLC, CME Term SOFR 1 Month + 3.5000%, 7.1677%, 2/10/33‡	258,237		245,110
			275,430
Commercial Services – 0.2%
Aggreko Holdings Inc, CME Term SOFR 3 Month + 3.0000%, 6.6640%, 5/21/31‡	91,000		90,858
Consumer Cyclical – 0.5%
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 7.6677%, 5/21/32ƒ,‡	130,000		129,415
Inspired Education US Holdings Inc, CME Term SOFR 3 Month + 2.7500%, 6.4182%, 2/28/31‡	120,192		119,817
			249,232
Industrial – 0.4%
Azuria Water Solutions Inc, CME Term SOFR 1 Month + 2.7500%, 6.4254%, 1/27/33ƒ,‡	114,706		113,415
Azuria Water Solutions Inc, CME Term SOFR 1 Month + 2.7500%, 6.4254%, 1/27/33ƒ,‡	15,294		15,122
Salas O'Brien Inc, CME Term SOFR 1 Month + 2.7500%, 6.4177%, 1/31/33‡	89,065		88,842
Salas O'Brien Inc, CME Term SOFR 1 Month + 2.7500%, 6.4243%, 1/31/33‡	11,875		11,846
			229,225
Materials – 0.2%
Proampac PG Borrower LLC, CME Term SOFR 1 Month + 4.0000%, 7.7822%, 3/7/33ƒ,‡	130,000		125,223
Technology – 0.1%
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 6.8981%, 10/9/31ƒ,‡	47,988		45,835
Total Bank Loans and Mezzanine Loans (cost $1,033,575)			1,015,803
Corporate Bonds – 60.7%
Banking – 5.5%
Australia & New Zealand Banking Group Ltd, 90 Day Australian Bank Bill Rate + 1.5200%, 5.5450%, 1/15/35‡	1,500,000	AUD	1,018,349
Bank of New York Mellon Corp/The, US Treasury Yield Curve Rate 5 Year + 2.0340%, 5.6250%‡,μ	261,000		255,600
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 5.7500%, 3/6/30‡	130,000	AUD	90,903
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 5.6193%, 3/1/34‡	290,000	AUD	203,156
Newcastle Greater Mutual Group Ltd, 90 Day Australian Bank Bill Rate + 1.2500%, 4.9792%, 1/21/30‡	240,000	AUD	166,028
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 5.6207%, 4/3/34‡	1,200,000	AUD	843,592
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.5200%, 5.3510%, 2/12/35‡	500,000	AUD	337,718
			2,915,346
Basic Industry – 1.2%
Compass Minerals International Inc, 8.0000%, 7/1/30ž	120,000		124,178
Maxam Prill Sarl, 7.7500%, 7/15/30ž	200,000		203,273
SCIH Salt Holdings Inc, 6.6250%, 5/1/29ž	132,000		131,340
Verde Purchaser LLC, 10.5000%, 11/30/30ž	170,000		176,672
			635,463
Brokerage – 2.8%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	500,000		507,963
Jane Street Group / JSG Finance Inc, 4.5000%, 11/15/29ž	361,000		349,884
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	85,000		87,376
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		252,309

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Brokerage – (continued)
LPL Holdings Inc, 4.9000%, 4/3/28	$45,000		$45,134
Osaic Holdings Inc, 6.7500%, 8/1/32ž	258,000		258,032
			1,500,698
Capital Goods – 3.8%
Boeing Co/The, 6.2590%, 5/1/27	250,000		254,316
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	550,403
CNH Industrial Capital Australia Pty Ltd, 4.7000%, 6/20/28	400,000	AUD	269,430
ESAB Corp, 6.2500%, 4/15/29ž	250,000		253,725
ESAB Corp, 5.6250%, 4/1/31ž	83,000		83,582
Trinity Industries Inc, 7.7500%, 7/15/28ž	477,000		488,941
Vertiv Group Corp, 4.1250%, 11/15/28ž	95,000		93,554
			1,993,951
Communications – 0.2%
Level 3 Financing Inc, 3.7500%, 7/15/29ž	140,000		129,850
Consumer Cyclical – 14.9%
Allison Transmission Inc, 4.7500%, 10/1/27ž	187,000		185,841
Amazon.com Inc, 4.2500%, 3/13/31	756,000		750,428
Carnival Corp, 5.1250%, 5/1/29ž	386,000		383,214
Carvana Co, 9.0000%, 6/1/31ž,‡,Ç	475,000		513,619
Century Communities Inc, 3.8750%, 8/15/29ž	170,000		159,537
Ford Motor Credit Co LLC, 5.9180%, 3/20/28	200,000		202,535
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		377,068
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		516,024
Garda World Security Corp, 6.0000%, 6/1/29ž	130,000		123,737
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	145,760
General Motors Financial Co Inc, 4.2000%, 10/27/28	500,000		494,850
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	150,000		151,301
KB Home, 6.8750%, 6/15/27	123,000		124,127
Kohl's Corp, 10.0000%, 6/1/30ž	250,000		264,355
LGI Homes Inc, 8.7500%, 12/15/28ž	115,000		117,660
LGI Homes Inc, 4.0000%, 7/15/29ž	140,000		124,696
Live Nation Entertainment Inc, 6.5000%, 5/15/27ž	188,000		188,239
Millrose Properties Inc, 6.3750%, 8/1/30ž	233,000		232,927
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 11.8750%, 4/15/31ž	120,000		125,012
New Home Company Inc/The, 9.2500%, 10/1/29ž	120,000		121,218
Penn Entertainment Inc, 6.7500%, 4/1/31ž	55,000		53,417
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž	130,000		125,166
Stellantis Financial Services US Corp, 4.9500%, 9/15/28ž	294,000		292,383
Taylor Morrison Communities Inc, 5.7500%, 1/15/28ž	126,000		126,325
VICI Properties LP, 4.7500%, 4/1/28	350,000		350,356
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		149,825
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	120,000		124,543
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,342,272
			7,866,435
Consumer Non-Cyclical – 4.7%
Mattel Inc, 3.7500%, 4/1/29ž	360,000		348,160
Mattel Inc, 5.0000%, 11/17/30	163,000		161,996
Solventum Corp, 5.4000%, 3/1/29	396,000		405,101
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	275,000		272,266
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	490,000		502,206
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		815,142
			2,504,871
Electric – 2.4%
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		616,754
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	120,000		125,893
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		532,686
			1,275,333
Energy – 4.9%
Cheniere Energy Inc, 4.6250%, 10/15/28	375,000		374,052
Civitas Resources Inc, 9.6250%, 6/15/33ž	118,000		130,357
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		125,568
DT Midstream Inc, 4.1250%, 6/15/29ž	130,000		127,265
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	344,000		346,207
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	383,000		381,874
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		90,916
ITT Holdings LLC, 6.5000%, 8/1/29ž	380,000		369,488
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28ž	200,000		200,834

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Sunoco LP, 5.6250%, 3/15/31ž	$193,000		$192,115
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 7.3750%, 2/15/29ž	226,000		232,495
			2,571,171
Finance Companies – 5.4%
Avanti Finance Ltd, 90 Day Australian Bank Bill Rate + 4.8500%, 9.0239%, 9/14/28‡	400,000	AUD	278,714
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		197,621
Bread Financial Holdings Inc, 6.7500%, 5/15/31ž	175,000		173,643
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		15,942
Judo Bank Pty Ltd, 90 Day Australian Bank Bill Rate + 3.3500%, 7.1585%, 10/23/34‡	240,000	AUD	171,793
Macquarie Airfinance Holdings Ltd, 5.2000%, 3/27/28ž	250,000		250,901
OneMain Finance Corp, 6.1250%, 5/15/30	145,000		141,787
OneMain Finance Corp, 7.1250%, 11/15/31	321,000		318,046
PennyMac Financial Services Inc, 7.8750%, 12/15/29ž	250,000		255,741
Rocket Cos Inc, 6.1250%, 8/1/30ž	242,000		244,233
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	815,000		806,184
			2,854,605
Financial Institutions – 3.9%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	500,000		506,716
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	270,000		265,914
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	250,000		257,111
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	200,000		176,534
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		269,843
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 7.9739%, 3/16/28‡	800,000	AUD	577,212
			2,053,330
Government Sponsored – 0.5%
Permanent TSB Group Holdings PLC, EURIBOR ICE SWAP Rate + 3.5000%, 6.6250%, 7/2/29‡	230,000	EUR	282,330
Insurance – 2.3%
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	250,000		259,362
Athene Global Funding, 2.5000%, 3/24/28ž	252,000		239,974
F&G Global Funding, 4.6500%, 9/8/28ž	93,000		91,831
HUB International Ltd, 7.3750%, 1/31/32ž	250,000		254,991
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 6.6167%, 12/1/38‡	500,000	AUD	356,050
			1,202,208
Professional Services – 1.0%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	526,000		512,310
Real Estate Investment Trusts (REITs) – 0.3%
Rithm Capital Corp, 8.0000%, 7/15/30ž	180,000		173,732
Technology – 5.6%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	187,000		185,638
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	121,000		123,153
Ciena Corp, 4.0000%, 1/31/30ž	260,000		247,278
Cipher Compute LLC, 7.1250%, 11/15/30ž	170,000		176,125
CoreWeave Inc, 9.2500%, 6/1/30ž	130,000		126,316
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	182,000		173,123
Gartner Inc, 4.5000%, 7/1/28ž	280,000		275,278
MSCI Inc, 4.0000%, 11/15/29ž	615,000		597,355
Oracle Corp, 4.8000%, 8/3/28	325,000		325,138
Oracle Corp, 4.9500%, 2/4/31	381,000		372,786
Seagate Data Storage Technology Pte Ltd, 9.6250%, 12/1/32ž	230,000		255,624
Western Union Co/The, 4.7500%, 6/15/29	130,000		128,842
			2,986,656
Transportation – 1.3%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	33,333		33,346
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	250,000		248,633
Delta Air Lines Inc / SkyMiles IP Ltd, 4.7500%, 10/20/28ž	297,000		296,571
United Airlines Inc, 4.6250%, 4/15/29ž	100,000		98,112
			676,662
Total Corporate Bonds (cost $31,791,247)			32,134,951

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 0.6%
Fannie Mae:
6.0000%, TBA, 30 Year Maturity	$239,686	$244,223
6.0000%, TBA, 30 Year Maturity	60,314	61,383
		305,606
Total Mortgage-Backed Securities (cost $305,486)		305,606
Convertible Preferred Stocks – 0.2%
Software – 0.2%
Oracle Corp, 6.5000%, 1/15/29 (cost $140,000)	2,800	126,028
Commercial Paper – 2.3%
AutoNation Inc, 0%, 4/1/26±,◊	250,000	249,971
Humana Inc, 0%, 4/1/26±,◊	950,000	949,896
Total Commercial Paper (cost $1,199,865)		1,199,867
Total Investments (total cost $53,015,653) – 100.9%		53,407,166
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(477,940)
Net Assets – 100%		$52,929,226

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$41,703,253	78.1%
Australia	6,031,064	11.3
Cayman Islands	1,483,112	2.8
Germany	1,342,272	2.5
Israel	774,472	1.4
United Kingdom	698,320	1.3
Ireland	568,115	1.1
New Zealand	278,714	0.5
Luxembourg	203,273	0.4
Spain	200,834	0.4
Canada	123,737	0.2
Total	$53,407,166	100.0%

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	4/17/26	(1,410,000)	$1,894,906	$28,966
Citibank, National Association:
Euro	4/17/26	(280,000)	327,726	3,866
Goldman Sachs & Co. LLC:
New Zealand Dollar	4/17/26	(110,000)	63,361	142
HSBC Securities (USA), Inc.:
Australian Dollar	4/17/26	843,450	(587,583)	(5,893)
Australian Dollar	4/17/26	50,000	(33,666)	817
				(5,076)
JPMorgan Chase Bank, National Association:
Australian Dollar	4/17/26	60,000	(42,749)	(1,370)
State Street Bank and Trust Company:
Australian Dollar	4/17/26	(18,550,000)	12,389,823	(403,280)
UBS:
Australian Dollar	4/17/26	8,245,000	(5,768,737)	(82,530)
New Zealand Dollar	4/17/26	(15,000)	8,820	199
				(82,331)
Total				$(459,083)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	65	7/6/26	$13,483,945	$(49,461)
2-Year Canadian Bond	28	6/30/26	2,117,564	6,043
3-Month CORRA	14	3/17/27	2,447,282	6,097
3-Month SOFR	10	3/17/27	2,409,125	4,312
Total - Futures Long				(33,009)
Futures Short:
3-Year Australian Bond	32	6/15/26	(2,288,030)	11,990
5 Year US Treasury Note	13	7/6/26	(1,406,336)	14,188
Euro-Schatz	3	6/10/26	(366,644)	3,801
Total - Futures Short				29,979
Total				$(3,030)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.45, Fixed Rate of 5.00%, Paid Quarterly	12/20/30	(792,000)	USD	$(39,625)	$(3,403)	$(43,028)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
SONIA 1D	3.624% Fixed Rate	Annually	10/21/27	1,000,000	GBP	$-	$(14,288)	$(14,288)
SONIA 1D	3.5513% Fixed Rate	Annually	11/6/27	1,000,000	GBP	-	(16,269)	(16,269)
3.365% Fixed Rate	USD SOFR	Annually	11/22/27	(2,700,000)	USD	-	16,911	16,911
SONIA 1D	3.5001% Fixed Rate	Annually	12/3/27	100,000	GBP	-	(1,763)	(1,763)
SONIA 1D	3.4005% Fixed Rate	Annually	2/27/28	1,000,000	GBP	-	(21,037)	(21,037)
SONIA 1D	3.3542% Fixed Rate	Annually	2/27/28	1,000,000	GBP	-	(22,196)	(22,196)
3.8198% Fixed Rate	SONIA 1D	Annually	3/6/28	(2,100,000)	GBP	-	22,321	22,321
Total						$-	$(36,321)	$(36,321)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$158,400
Average notional amount - sell protection	40,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	1,184,108
Average amounts sold - in USD	15,884,001
Futures contracts:
Average notional amount of contracts - long	5,128,223
Average notional amount of contracts - short	7,784,574
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	3,300,000
Average notional amount - receive fixed rate/pay floating rate	8,355,180
Swaptions:
Average value of swaption contracts purchased	8,495
Average value of swaption contracts written	2,863

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$34,824,286, which represents 65.8% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2026 is
$1,199,867, which represents 2.3% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$18,624,911	$-
Bank Loans and Mezzanine Loans	-	1,015,803	-
Corporate Bonds	-	32,134,951	-
Mortgage-Backed Securities	-	305,606	-
Convertible Preferred Stocks	126,028	-	-
Commercial Paper	-	1,199,867	-
Total Investments in Securities	$126,028	$53,281,138	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	33,990	-
Futures Contracts	46,431	-	-
Centrally Cleared Swaps	-	39,232	-
Total Assets	$172,459	$53,354,360	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$493,073	$-
Futures Contracts	49,461	-	-
Centrally Cleared Swaps	-	78,956	-
Total Liabilities	$49,461	$572,029	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70255 05-26